CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net cash (used in)/provided by operating activities	$ 5	$ 22	$ 7
Cash and cash equivalents	293	485	987
Current restricted cash	160	103	135
Non-current restricted cash	$ 63	$ 65	$ 83